Other Assets	12 Months Ended
Dec. 31, 2018
Other Noncurrent Assets [Abstract]
Other Assets	19. OTHER ASSETS
As at December 31,	2018	2017
Equity Investments	38	37
Long-Term Receivables	12	11
Prepaids	8	9
Other	6	14
	64	71